Loans and Allowance for Loan Losses - Summary of Loans Class Modified as TDRs (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($) Loan	Dec. 31, 2017 Loan	Dec. 31, 2016 USD ($) Loan
Financing Receivable Recorded Investment [Line Items]
Number of Loans | Loan	5	4	6
Commercial
Financing Receivable Recorded Investment [Line Items]
Number of Loans | Loan	1		1
Pre- Modification Recorded Investment | $	$ 71		$ 1,047
Post- Modification Recorded Investment | $	$ 71		$ 1,047